Variable Interest Entities (Details)	12 Months Ended
Jun. 30, 2021
Exclusive Technical Consultation and Service Agreements
Variable Interest Entity [Line Items]
Fee as a percentage of consolidated net income	100.00%
Term of agreement	20 years
Voting Right Proxy and Financial Support Agreements
Variable Interest Entity [Line Items]
Fee as a percentage of consolidated net income	100.00%
Term of agreement	20 years